Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
13.	INCOME TAXES
Cayman
In July 2014, the Company was redomiciled in the Cayman Islands as an exempted company registered under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gain.
BVI
Momo BVI is a
tax-exempted
company incorporated in the BVI.
The United States (“US”)
The Company’s subsidiaries domiciled in the U.S. are subject to an income tax rate of
21%
for taxable income earned as determined in accordance with relevant tax rules and regulations in the U.S.
Hong Kong
The Company’s subsidiaries domiciled in Hong Kong are subject to a two-tiered
income tax rate for taxable income earned in Hong Kong effective since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by the company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. In addition, to avoid abuse of the two-tiered
tax regime, each group of connected entities can nominate only one Hong Kong entity to benefit from the two-tiered
tax rate. Momo HK received special dividend of RMB2,200 million during the year ended December 31, 2020. Withholding taxes of RMB220 million in connection with the dividends were fully paid during the years ended December 31, 2020.
Singapore
The Company’s subsidiary domiciled in Singapore is subject to a tax rate of 17% on its taxable income.

PRC
In August 2014, Beijing Momo IT was qualified as a software enterprise. As such, Beijing Momo IT will be exempt from income taxes for two years beginning in its first profitable year which was from 2015 to 2016 followed by a tax rate of 12.5% for the succeeding three years which is from 2017 to 2019. Beijing Momo IT was qualified “High and New Technology Enterprises” (“HNTEs”) and was accordingly entitled to a preferential tax rate of 15% from 2020 to 2023.
Beijing Momo IT applied for Key Software Enterprise (“KSE”) status for fiscal year 2019 and was approved in 2020, which entitled Beijing Momo IT at the preferential tax rate of 10% for 2019. Accordingly, in 2020 Beijing Momo IT recorded the preferential tax rate adjustment from 12.5% to 10% for income tax expense of the fiscal year of 2019.
According to No. 23 announcement of the State Administration of Taxation of PRC in April 2018, Chengdu Momo is no longer required to submit the preferential tax rate application to the tax authority, but is only required to keep the relevant materials for future tax inspection instead. Based on the historical experience, the Group believes Chengdu Momo will most likely to qualify as western China development enterprise and accordingly be entitled to a preferential income tax rate of 15% for the year ended December 31, 2020 because Chengdu Momo’s business nature has no significant changes. As a result, the Group applied 15% to determine the tax liabilities for Chengdu Momo.
In July 2019, Tantan Technology qualified as HNTE. As such, Tantan Technology enjoyed a preferential tax rate of 15% from 2019 to 2021. The other entities incorporated in the PRC are subject to an enterprise income tax at a rate of 25%.

During the year ended December 31, 2020, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax audit on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2016 to 2020 of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries, remain subject to tax audits as of December 31, 2020, at the tax authority’s discretion.
Under the Enterprise Income Tax Law (the “EIT Law”) and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which satisfies the criteria of “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5% for dividends generated in the PRC. Cayman, where the Company is incorporated, does not have a tax treaty with PRC.
Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident
for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. During the year ended December 31, 2020, Beijing Momo IT withheld and paid RMB220 million withholding tax when it paid a special dividend to its parent company, Momo HK.
Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIEs that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Advertising expense	239,937	272,228
Net operating loss carry-forward	117,595	178,378
Accrued expenses	26,196	22,293
Impairment on long-term investments and game copyright	14,117	15,617
Less: valuation allowance	(360,781)	(456,021)

Deferred tax assets, net	37,064	32,495

Deferred tax liabilities:
Intangible assets acquired	222,576	171,803

Deferred tax liabilities, net	222,576	171,803

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law.
As of December 31, 2020, the net operating loss carry-forward for the Company’s subsidiaries domiciled in the PRC, VIEs, and VIEs’ subsidiaries amounted to RMB463,266. The net operating loss in the PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTE in 2018 and thereafter. The net operating loss of entities in the PRC will begin to expire in 2021, if not utilized.
As of December 31, 2020, the net operating loss carryforward for the Company’s subsidiaries domiciled in Hong Kong amounted to RMB190,543, which would be carried forward indefinitely and set off against its future taxable profits.
As of December 31, 2020, the net operating loss carry-forward for the Company’s subsidiaries domiciled in the US amounted to RMB76,638. RMB70,055 was generated from the years before 2019, which can be carried back two years and forward twenty years. The remaining RMB6,583 was generated during the year after 2019, which can be carried forward indefinitely but cannot be carried back, and can be used to offset only 80 percent of the taxable income.
As of December 31, 2020, the net operating loss carryforward for the Company’s subsidiaries domiciled in Singapore amounted to RMB56,847, which can be carried forward indefinitely and set off against its future taxable profits.
The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and legal entity basis. Valuation allowances have been established in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income before provision for income tax	3,439,535	3,867,919	2,898,534
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	859,884	966,980	724,634
Permanent differences and Research and development super-deduction	20,135	24,406	(11,861)
Change in valuation allowance	98,862	39,427	95,240
Effect of income tax rate difference in other jurisdictions	156,136	257,449	123,778
Effect of tax holidays and preferential tax rates	(435,369)	(404,461)	(282,775)
Effect of the preferential tax rate adjustment of prior year’s EIT	—	—	(113,396)
Effect of PRC withholding tax	—	—	220,000

Provision for income tax	699,648	883,801	755,620

If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2018, 2019 and 2020, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Increase in income tax expenses	435,369	404,461	282,775
Net income per ordinary share attributable to Momo Inc. - basic	5.85	6.18	4.37
Net income per ordinary share attributable to Momo Inc. - diluted	5.59	5.86	4.20
No significant unrecognized tax benefit was identified for the years ended December 31, 2018, 2019 and 2020. The Group did not incur any material interest and penalties related to potential underpaid income tax expenses and also believed that uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within next twelve months.